Net Foreign Exchange Gain (Loss)	12 Months Ended
Dec. 31, 2019
Net Foreign Exchange Gain (Loss) [Abstract]
NET FOREIGN EXCHANGE GAIN (LOSS)

NOTE 29

NET FOREIGN EXCHANGE GAIN (LOSS)

Net foreign exchange income includes the income earned from foreign currency trading, differences arising from converting monetary items in a foreign currency to the functional currency, and those generated by non-monetary assets in a foreign currency at the time of their sale,

For the years ended December 31, 2019, 2018 and 2017 net foreign exchange income is as follows:

	For the years ended December 31,
	2019	2018	2017
	MCh$	MCh$	MCh$

Net foreign exchange gain (loss)
Net profit (loss) from currency exchange differences	(89,893)	(212,618)	113,115
Hedging derivatives	362,374	252,275	22,933
Income from assets indexed to foreign currency	7,376	12,251	(9,190)
Income from liabilities indexed to foreign currency	-	-	98
Total	279,857	51,908	126,956